Cash and Cash Equivalents, Investments and Fair Value Measurements - Additional Information (Detail) (USD $)	9 Months Ended	12 Months Ended			1 Months Ended	12 Months Ended
	Sep. 29, 2013	Dec. 30, 2012	Jan. 01, 2012	Jan. 02, 2011	Jan. 31, 2011 Auction Rate Securities [Member]	Dec. 30, 2012 Auction Rate Securities [Member]	Apr. 03, 2011 Auction Rate Securities [Member]
Cash and Cash Equivalents [Line Items]
Liquid investments maturity date	90 or fewer days	90 or fewer days
Liquid investments maturity due	90 days	90 days
Money market funds		$ 2,000,000	$ 12,000,000
Fair value of marketable securities		4,791,000					2,000,000
Gain on sale of marketable securities							1,300,000
Investment of proceeds in money market funds						2,000,000
Short-term investments	3,506,000	2,785,000	0
Marketable securities			0
Unrealized losses on investments		0
Face value of auction rate securities				5,000,000
Short-term investments auction rate securities, cost				700,000
Accumulated other comprehensive income on marketable securities				1,300,000
Accumulated other comprehensive income					$ 2,000,000
Maximum maturity date of certificate of deposits	1 year	1 year